Consolidated Statements Of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statements Of Comprehensive Income [Abstract]
Net income attributable to AerCap Holdings N.V.		$ 1,046,630	$ 1,178,730	$ 810,447
Other comprehensive income (loss):
Net change in fair value of derivatives (Note 13), net of tax of $(856), $(47) and $(649), respectively, and net of reclassification adjustments (a)	[1]	5,990	338	4,542
Actuarial (loss) gain on pension obligations, (Note 20), net of tax of $200, $(4) and $(81), respectively		(1,452)	250	(1,547)
Total other comprehensive income		4,538	588	2,995
Total comprehensive income attributable to AerCap Holdings N.V.		$ 1,051,168	$ 1,179,318	$ 813,442

[1]	During the years ended December 31, 2016 or 2015, we did not reclassify any amounts from AOCI to our Consolidated Income Statements. During the year ended December 31, 2014, we reclassified $3.1 million from AOCI to interest expense in our Consolidated Income Statement.